Consolidated Statement of Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income
Net loss for the year	$ (2,153,622)	$ (4,702,117)	$ (1,161,834)
Components of Other Comprehensive Income not to be reclassified to profit or loss
Revaluation surplus of property, plant and equipment	(62,080)	474,704	82,736
Income tax	9,674	(117,426)	(24,821)
Net revaluation surplus of property, plant and equipment	(52,406)	357,278	57,915
(Loss) / income from equity instruments at fair value through other comprehensive income	(4,756)	1,603	18,731
Income tax	1,428	(481)	(6,555)
Net (loss) / income from equity instruments at fair value through other comprehensive income	(3,328)	1,122	12,176
Total Other Comprehensive Income not to be reclassified to profit or loss	(55,734)	358,400	70,091
Components of Other Comprehensive Income to be reclassified to profit or loss
Income from financial instruments at fair value through other comprehensive income	11,287	18,352	3,087
Income tax	(3,386)	(5,135)	(1,058)
Net income from financial instruments at fair value through other comprehensive income	7,901	13,217	2,029
Other Comprehensive Income to be reclassified to profit or loss	7,901	13,217	2,029
Other Comprehensive (loss) / income	(47,833)	371,617	72,120
Other comprehensive (loss) / income attributable to parent company	(47,701)	371,231	72,100
Other comprehensive (loss) income attributable to non-controlling interest	(132)	386	20
Comprehensive loss	(2,201,455)	(4,330,500)	(1,089,714)
Comprehensive loss for the year attributable to owners of the parent company	(2,199,301)	(4,286,819)	(1,088,365)
Comprehensive loss for the year attributable to non-controlling interest	$ (2,154)	$ (43,681)	$ (1,349)